Accounts receivable net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts receivable	$ 1,586		$ 3,631
Current
Accounts receivable	710		1,441
1 - 30 Days Past Due
Accounts receivable	477		1,570
31 - 60 Days Past Due
Accounts receivable	311		495
61 - 90 Days Past Due
Accounts receivable	32		108
Greater Than or Equal to 91 Days
Accounts receivable	56		17
Past Due
Accounts receivable	$ 876		$ 2,190
ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 135,773		¥ 106,022
ZHEJIANG TIANLAN | Within 1 year
Accounts receivable | ¥		111,436		82,534
ZHEJIANG TIANLAN | 1 year - 2 years
Accounts receivable | ¥		12,236		12,144
ZHEJIANG TIANLAN | 2 years - 3 years
Accounts receivable | ¥		1,437		5,111
ZHEJIANG TIANLAN | 3 years - 4 years
Accounts receivable | ¥		6,132		5,141
ZHEJIANG TIANLAN | 4 years - 5 years
Accounts receivable | ¥		¥ 4,532		¥ 1,092